Financial Instruments - Maturity Analysis for Non-Derivative Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	1.20%	1.90%
Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on lease liabilities (as a percent)	2.40%	2.28%
Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	7.00%
Fixed interest rate liabilities | Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)		3.70%
Fixed interest rate liabilities | Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)		7.00%
Variable interest rate liabilities | Bottom of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	0.90%	1.09%
Variable interest rate liabilities | Top of range
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate on fixed and variable interest rate liabilities (as a percent)	4.12%	3.71%
On Demand or Less than 1 Month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	$ 1,124	$ 1,016
Non-derivative financial liabilities	229,196	121,551
On Demand or Less than 1 Month | Non-interest bearing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	44,998	49,361
On Demand or Less than 1 Month | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	108,110	0
On Demand or Less than 1 Month | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	74,964	71,174
1-3 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	2,071	1,965
Non-derivative financial liabilities	55,879	13,287
1-3 Months | Non-interest bearing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	34,661	10,094
1-3 Months | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	0	160
1-3 Months | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	19,147	1,068
3 Months to 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	8,346	8,342
Non-derivative financial liabilities	152,831	35,007
3 Months to 1 Year | Non-interest bearing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	49	561
3 Months to 1 Year | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	0	481
3 Months to 1 Year | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	144,436	25,623
1-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	15,919	20,135
Non-derivative financial liabilities	213,297	387,612
1-5 Years | Non-interest bearing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	1,027	1,114
1-5 Years | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	0	115,474
1-5 Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	196,351	250,889
5+ Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	0	0
Non-derivative financial liabilities	33	0
5+ Years | Non-interest bearing
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	33	0
5+ Years | Fixed interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	0	0
5+ Years | Variable interest rate liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank borrowings, undiscounted cash flows	$ 0	$ 0